SUPPLEMENT DATED APRIL 19, 2017
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS AND MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective May 1, 2017, the names of the following investment options will change:

Former Name	New Name

Catalyst Dividend Capture VA Fund	Rational Dividend Capture VA Fund

Catalyst Insider Buying VA Fund	Rational Insider Buying VA Fund

Please retain this supplement with your prospectus for future reference.

Masters Access, Masters Extra II (US) 4/2017